Accounts payable and accrued liabilities	12 Months Ended
Sep. 30, 2023
Trade and other current payables [abstract]
Accounts payable and accrued liabilities [Text Block]

10. Accounts payable and accrued liabilities

The following table presents a breakdown of our accounts payable and accrued liabilities:

	September 30,	September 30,
	2023	2022
Trade payable	$367,128	$2,292,954
Accrued liabilities	1,189,678	1,045,409
Salary and vacation payable	93,070	1,116,203
Interest payable	-	4,915
Total	$1,649,876	$4,459,481